Schedule of investments

Optimum Large Cap Value Fund

December 31, 2019 (Unaudited)

	Number of	Value		Number of	Value
	shares	(US $)		shares	(US $)
Common Stock - 98.55% ✧			Common Stock ✧ (continued)
Communication Services - 7.43%			Energy (continued)
Alphabet Class A †	7,003	$9,379,748	Pioneer Natural Resources	22,367	$3,385,693
AT&T	594,417	23,229,816	Suncor Energy (Canada)	217,142	7,116,833
Comcast Class A	945,088	42,500,607			100,439,993
Discovery Class A †	386,037	12,638,851	Financials - 27.05%
Omnicom Group	15,899	1,288,137	Allstate	75,027	8,436,786
Verizon Communications	477,340	29,308,676	American Express	111,402	13,868,435
Walt Disney	77,991	11,279,838	Aon (United Kingdom)	97,950	20,402,005
		129,625,673	Bank of America	895,948	31,555,289
Consumer Discretionary - 2.66%			Bank of New York Mellon	149,567	7,527,707
Aptiv	81,146	7,706,436	Berkshire Hathaway Class B †	45,016	10,196,124
Best Buy	85,323	7,491,359	BlackRock	16,663	8,376,490
BorgWarner	95,049	4,123,226	Charles Schwab	180,145	8,567,696
Hanesbrands	42,906	637,154	Chubb (Switzerland)	116,173	18,083,489
Harley-Davidson	24,294	903,494	Citigroup	278,196	22,225,078
Lear	11,203	1,537,052	Discover Financial Services	142,489	12,085,917
PVH	88,389	9,294,103	E*TRADE Financial	165,694	7,517,537
Royal Caribbean Cruises	109,651	14,639,505	Goldman Sachs Group	63,188	14,528,817
		46,332,329	Hartford Financial Services
Consumer Staples - 7.96%			Group	207,370	12,601,875
Altria Group	80,215	4,003,531	Intercontinental Exchange	114,323	10,580,594
Archer-Daniels-Midland	103,296	4,787,770	JPMorgan Chase & Co.	585,413	81,606,572
Colgate-Palmolive	23,351	1,607,483	Marsh & McLennan	116,086	12,933,141
Danone (France)	45,712	3,789,234	Moody’s	29,113	6,911,717
Diageo (United Kingdom)	294,133	12,469,422	Nasdaq	95,281	10,204,595
JM Smucker	27,336	2,846,498	PNC Financial Services Group	79,836	12,744,221
Kimberly-Clark	115,763	15,923,201	Prudential Financial	151,256	14,178,737
Mondelez International			State Street	256,412	20,282,189
Class A	208,235	11,469,584	T Rowe Price Group	34,903	4,252,582
Nestle (Switzerland)	134,493	14,560,921	Travelers	166,068	22,743,013
PepsiCo	140,215	19,163,184	Truist Financial	436,753	24,597,929
Philip Morris International	137,127	11,668,136	US Bancorp	319,362	18,934,973
Procter & Gamble	220,522	27,543,198	Wells Fargo & Co.	475,493	25,581,523
Reckitt Benckiser Group			Willis Towers Watson	51,448	10,389,409
(United Kingdom)	45,425	3,687,817			471,914,440
Tyson Foods Class A	58,268	5,304,719	Healthcare - 14.64%
		138,824,698	Abbott Laboratories	129,841	11,277,989
Energy - 5.76%			Biogen †	20,552	6,098,395
Chevron	218,107	26,284,075	Cigna	133,008	27,198,806
ConocoPhillips	180,140	11,714,504	Danaher	102,022	15,658,337
Diamondback Energy	127,268	11,818,106	Eli Lilly & Co.	66,125	8,690,809
EOG Resources	190,376	15,945,894	Gilead Sciences	120,707	7,843,541
Exxon Mobil	73,573	5,133,924	Hill-Rom Holdings	90,011	10,218,949
Marathon Petroleum	152,320	9,177,280	Johnson & Johnson	276,344	40,310,299
Phillips 66	88,535	9,863,684	McKesson	41,768	5,777,350
			Medtronic (Ireland)	407,444	46,224,522
			Merck & Co.	242,183	22,026,544

(continues) NQ-OPTLV [12/19] 2/20 (1082622) 1

Schedule of investments

Optimum Large Cap Value Fund (Unaudited)

	Number of	Value		Number of	Value
	shares	(US $)		shares	(US $)
Common Stock ✧ (continued)			Common Stock ✧ (continued)
Healthcare (continued)			Materials - 3.38%
Novartis (Switzerland)	20,835	$1,972,858	Air Products & Chemicals	47,156$	11,081,188
Pfizer	427,377	16,744,631	CF Industries Holdings	114,807	5,480,886
Roche Holding (Switzerland)	12,226	3,973,484	Corteva	34,351	1,015,416
Thermo Fisher Scientific	73,563	23,898,412	DuPont de Nemours	106,038	6,807,640
UnitedHealth Group	25,453	7,482,673	Huntsman	325,698	7,868,864
		255,397,599	PPG Industries	128,747	17,186,437
Industrials - 13.47%			Sherwin-Williams	16,433	9,589,313
3M	41,937	7,398,526			59,029,744
Canadian National Railway			Real Estate - 2.34%
(Canada)	52,413	4,740,756	AvalonBay Communities	28,812	6,041,876
Caterpillar	66,486	9,818,652	Boston Properties	78,407	10,809,189
Delta Air Lines	207,167	12,115,126	Equity LifeStyle Properties	64,516	4,541,281
Eaton	110,347	10,452,068	Highwoods Properties	99,248	4,854,220
Equifax	52,216	7,316,506	Prologis	131,670	11,737,064
Honeywell International	147,977	26,191,929	Public Storage	13,598	2,895,830
Illinois Tool Works	82,769	14,867,795			40,879,460
Ingersoll-Rand	131,842	17,524,439	Utilities - 5.90%
Johnson Controls
International	247,627	10,080,895	American Electric Power	166,334	15,720,226
Lockheed Martin	45,890	17,868,648	DTE Energy	106,108	13,780,246
Northrop Grumman	85,906	29,549,087	Duke Energy	312,857	28,535,687
Owens Corning	104,918	6,832,260	FirstEnergy	245,662	11,939,173
Quanta Services	277,170	11,283,591	Southern	253,432	16,143,618
Stanley Black & Decker	60,087	9,958,819	Xcel Energy	265,503	16,856,785
Textron	121,755	5,430,273			102,975,735
Union Pacific	62,407	11,282,562	Total Common Stock
United Technologies	83,333	12,479,950	(cost $1,274,894,853)		1,719,261,621
Waste Management	85,469	9,740,047
		234,931,929	Short-Term Investments - 1.34%
Information Technology - 7.96%			Money Market Mutual Funds - 1.34%
Accenture Class A (Ireland)	112,811	23,754,612	BlackRock
Analog Devices	46,819	5,563,970	FedFund - Institutional
Broadcom	45,657	14,428,525	Shares (seven-day effective
Cisco Systems	222,141	10,653,882	yield 1.52%)	4,694,279	4,694,279
Cognizant Technology			Fidelity Investments Money
Solutions Class A	53,738	3,332,831	Market Government
Fidelity National Information			Portfolio - Class I
Services	82,631	11,493,146	(seven-day effective yield
Fiserv †	113,160	13,084,691	1.49%)	4,694,279	4,694,279
Intel	127,769	7,646,975	GS Financial Square
Microsoft	53,029	8,362,673	Government
			Fund - Institutional Shares
NXP Semiconductors			(seven-day effective yield
(Netherlands)	31,236	3,975,093	1.51%)	4,694,279	4,694,279
ON Semiconductor †	477,450	11,640,231	Morgan Stanley Government
Oracle	118,683	6,287,825	Portfolio - Institutional
Texas Instruments	145,651	18,685,567	Share Class (seven-day
		138,910,021	effective yield 1.48%)	4,694,279	4,694,279

2 NQ-OPTLV [12/19] 2/20 (1082622)

(Unaudited)

	Number of	Value
	shares	(US $)	✧ Narrow industries are utilized for compliance purposes for diversification
			whereas broad sectors are used for financial reporting.
Short-Term Investments (continued)			† Non-income producing security.
Money Market Mutual Funds (continued)
State Street Institutional US			GS - Goldman Sachs
Government Money Market
Fund - Investor Class
(seven-day effective yield
1.45%)	4,694,279	$4,694,279
Total Short-Term
Investments
(cost $23,471,395)		23,471,395

Total Value of
Securities - 99.89%
(cost $1,298,366,248)		1,742,733,016
Receivables and Other
Assets Net of
Liabilities - 0.11%		1,862,958
Net Assets Applicable to
98,913,323 Shares
Outstanding - 100.00%		$1,744,595,974

(continues) NQ-OPTLV [12/19] 2/20 (1082622) 3